SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: -March 31 2012

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Impax Asset Management Limited
Address:    Norfolk House
		31 St James's Square
		London SW1Y 4JR
		UNITED KINGDOM

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Knight
Title:      Chief Compliance Officer
Phone:      44(0)207 7432 2626

Signature, Place, and Date of Signing:

     M B Knight            	London United Kingdom		14 May 2012
- -----------------------             ------------            -----------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   39
                                          -----------
Form 13F Information Table Value Total:   $604869
                                          -----------
                                          (thousands)

List of Other Included Managers:


ISSUER                           CLASS   CUSIP        	 VALUE    SH/PRN	PUT/  INV         OTHER        VOTING AUTH
                                                        '000s          		CALL  DISCRETION   MGRS    SOLE
Aecom Tech			Common	00766T100	 1436	  64202			S		     S
Aegion Corp			Common	457667103	  845	  47400			S		     S
Agilent Technologies		Common	00846U101	 3416	  76700			S		     S
Air Products			Common	009158106	 5417	  58700			S		     S
American Water Works 		Common	030420103	 6362	 186950			S		     S
Aqua America Inc		Common	03826W103	 2349	 105400			S		     S
Badger Meter			Common	056525108	23336	 686567			S		     S
Clarcor Inc			Common	179895107	31879	 649407			S		     S
Clean Harbors Inc		Common	184496107	34686	 515164			S		     S
Cooper Industries		Common	216648402	 3102	  48328			S		     S
Cree Inc			Common	225447101	 7755	 249190			S		     S
Danaher Corp			Common	235851102	 6447	 115080			S		     S
Ecolab Inc			Common	278865100	28436	 459548			S		     S
Emerson Electric Co.		Common	291011104	 3892	  74579			S		     S
Franklin Electric Co Inc	Common	353514102	 7826	 159485			S		     S
ICF International Inc		Common	44925C103	13532	 533372			S		     S
Idex Corp			Common	45167R104	 2837	  67334 		S		     S
Itron Inc			Common	465741106	39828	 877076			S		     S
Johnson Controls inc		Common	478366107	 5166	 158400			s		     S
LKQ Corp			Common	501889208	41545	1332854			S		     S
Metalico Inc			Common	591176102	 5652	1323708			S		     S
Ormat Technologies Inc		Common	686688102	24048	1193441			S		     S
Pall Corp			Common	696429307	35325	 592407			S		     S
Pentair Inc.			Common	709631105	31423	 660000			s		     S
Perkinelmer Inc.		Common	714046109	 5284	 191042			S		     S
Power Integrations Inc		Common	739276103	24774	 667398			S		     S
Regal Beloit			Common	758750103	44536	 677901			S		     S
Republic services Inc		Common	760759100	 3922	 127655			S		     S
Rogers Corp			Common	775133101	 1573	  40600			S		     S
Roper Industries Inc		Common	776696106	 2893     29175			S		     S
Semileds Corp.			Common	816645105	 3707	 931380			S		     S
Sims Group			Common	829160100	29812	1943137			S		     S
Stericycle Inc			Common	858912108	25902	 309688			S		     S
Sunpower Corp class B		Common	867652307	 4698	 736433			S		     S
Tetra Tech Inc			Common	88162G103	28811	1092987			S		     S
Thermo Fisher Scientific Inc	Common	883556102	 5811	 102863			S		     S
Watts Water Technologies-A	Common	942749102	36675	 899991			S		     S
Xylem Inc			Common	98419M100	19469	 701600			S		     S